Commitments and contingencies (Details)	Dec. 31, 2017 CAD ($)
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 6,097,604
2017
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,250,521
2018
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,215,187
2019
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,038,521
2020
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,038,521
2021
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	1,178,504
Thereafter
Commitments And Contingencies [Line Items]
Future payable representing contracts and other commitments	$ 376,350